RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

9.	RELATED PARTY TRANSACTIONS AND BALANCES

The following is a list of related parties which the Company has balances/transactions with:

(a)	Mr. WEI Xiao, a director and principal shareholder of the Company.
(b)	Mr. Lee Yee Tak, Director of Premier ESG.
(c)	Premier Advisory Services Limited, an entity in which Mr. Lee Yee Tak holds a 40% equity interest and serves as the sole director.
(d)	Barentsz Investments Limited, an entity affiliated with Mr. WEI Xiao.
(e)	Barentsz Asset Management Limited, a subsidiary of the Barentsz Investments Limited and its director is Wei Xiao.
(f)	RGT (BVI) Ltd, Barentsz Capital Ltd acquired 40% shareholding of RGT (BVI) Ltd, establishing a strategic partnership with the Company.

a.	Account receivable

As of April 30, 2026, 2025 and 2024, accounts receivable included the following balance due from a related party::

	2026	2025	2024
Premier Advisory Services Limited (c)(1)	$8,974	$-	$-
Provision of AR	(8,974)	-	-
Net	-	-	-

(1)	The balance represented a service fee receivable from Premier Advisory Services Limited. Based on the collection status of the underlying receivable, the Company determined that collection was not probable and recorded a full allowance for expected credit losses as of April 30, 2026.

b.	Amount due from a related party

As of April 30, 2026, 2025 and 2024, the balance of amount due from a related party was as follows:

	2026	2025	2024
Barentsz Investments Limited (d)(1)	$256,410	$-	$-

(1)	The balance arose from the consideration for the disposal of Barentsz HK. The amount was unsecured, interest-free, had no fixed term of repayment and was non-trade related.

c.	Amount due from non-controlling shareholder

As of April 30, 2026, 2025 and 2024, the balance of amount due from non-controlling shareholder was as follows:

	2026	2025	2024
Premier Advisory Services Limited	$628	$-	$-

d.	Amount due to related parties

As of April 30, 2026, 2025 and 2024, the balance of amount due to related parties was as follows:

	2026	2025	2024
Mr. WEI Xiao (a)(1)	$265,590	$121,985	$103,206
Barentsz Asset Management Limited	86,934	-	-
Other individual(1) *	-	-	8,974
	$352,524	$121,985	$112,180

*	Other individual represents a director of Barentsz HK, which was disposed of by the Company on May 23, 2025.

(1)	The balances represented advances for operational purposes. These amounts were unsecured, interest-free, had no fixed terms of repayment and were non-trade related.

e.	Accrued payroll payable

As of April 30, 2026, 2025 and 2024, the balance of accrued payroll payable to a related party was as follows:

	2026	2025	2024
Mr. WEI Xiao (a)(1)	$75,000	$50,000	$25,000

(1)	The balances represented the accrued payroll payable to Mr. WEI Xiao. These amounts were unsecured, interest-free, had no fixed terms of repayment and were non-trade related.

f.	Contract liabilities

As of April 30, 2026, 2025 and 2024, the balance of contract liabilities to a related party was as follows:

	2026	2025	2024
Premier Advisory Services Limited (c)(1)	$-	$13,743	$-

(1)	Premier Advisory Services Limited is an entity in which Mr. Lee Yee Tak holds a 40% equity interest and serves as the sole director. The balance of US$13,743 as of April 30, 2025 was recognized as revenue during the year ended April 30, 2026.

g.	Related party transaction

The Company derived consulting income from Premier Advisory Services Limited (c). For the years ended April 30, 2026, 2025 and 2024, the consulting income was US$48,103, US$40,872 and $nil, respectively.

For the years ended April 30, 2026, 2025 and 2024, related party compensation was US$35,256, US$53,205 and US$25,000, respectively.

The Company has a sublease agreement with Barentsz Asset Management Limited. For the fiscal year 2026, the Company incurred related-party lease expenses of US$18,263.

The Company incurred subcontracting expenses from RGT (BVI) Ltd.(f). For the years ended April 30, 2026, 2025 and 2024, such expenses were US$484,418, $nil and $nil, respectively.